Consolidated Statements of financial position (USD $)	Feb. 28, 2013	Feb. 29, 2012
Current assets
Cash and cash equivalents	$ 1,643,771	$ 8,599,010
Receivables	56,526	47,075
Injunction bond	350,000	0
Prepaid expenses	272,750	79,837
Deferred issuance costs	37,380	0
Total current assets	2,360,427	8,725,922
Equipment	824	1,044
Unproven mineral properties	1,600,000	1,300,000
Long term deposit	975,000	225,000
Reclamation deposits	15,000	15,000
Total non-current assets	2,590,824	1,541,044
TOTAL ASSETS	4,951,251	10,266,966
Current liabilities
Trade payables and accrued liabilities	1,053,170	522,649
Convertible debentures	1,624,128	0
Convertible debentures - subscriptions received	350,000	0
Derivative liability	1,619,786	6,374,170
TOTAL LIABILITIES	4,647,084	6,896,819
STOCKHOLDERS' EQUITY
Common stock - Unlimited authorized without par value, 183,551,407 and 169,323,707 issued and outstanding at February 28, 2013 and February 29, 2012, respectively	33,659,380	31,286,606
Additional paid-in capital	15,088,169	11,052,223
Accumulated deficit	(13,514,818)	(13,514,818)
Deficit accumulated during exploration stage	(34,928,564)	(25,453,864)
TOTAL STOCKHOLDERS' EQUITY	304,167	3,370,147
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 4,951,251	$ 10,266,966